Cover	Feb. 16, 2021
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 16, 2021
Entity File Number	001-38186
Entity Registrant Name	NESCO HOLDINGS, INC.
Entity Central Index Key	0001709682
Entity Tax Identification Number	84-2531628
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6714 Pointe Inverness Way
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Fort Wayne
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46804
City Area Code	(800)
Local Phone Number	252-0043
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, $0.0001 par value
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	NSCO
Security Exchange Name	NYSE
Redeemable warrants, exercisable for Common Stock, $0.0001 par value
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for Common Stock, $0.0001 par value
Trading Symbol	NSCO WS
Security Exchange Name	NYSE